Long-Term Debt And Liquidity (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Revolving Facility	$ 83,000	$ 69,500	$ 232,000
Total	551,886	535,709	387,624
Senior Notes [Member]
Debt Instrument [Line Items]
Total	300,000	300,000	0
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total	166,983	164,183	153,442
Other Debt [Member]
Debt Instrument [Line Items]
Total	$ 1,903	$ 2,026	$ 2,182